Private Equity Offering - Additional Information (Detail) (USD $)	6 Months Ended	12 Months Ended		0 Months Ended	3 Months Ended	6 Months Ended
	Nov. 30, 2013	May 31, 2013	May 31, 2010	Oct. 23, 2013 Private Equity Offering	Nov. 30, 2013 Private Equity Offering	Nov. 30, 2013 Private Equity Offering
Equity and Equity Units Offering Disclosure [Line Items]
Units authorized to be sold at private equity offering				11,153,850
Price per unit				$ 1.30
Proceeds from units sold at private equity offering				$ 14,500,000		$ 14,500,000
Number of shares issued				2	20,989,494	2
Warrant to purchase common share				1	1	1
Exercisable warrants, exercise price	0.75			0.75	0.75	0.75
Convertible note, conversion amount	$ 2,350,000	$ 567,000	$ 146,456		$ 857,000
Convertible note, shares of common stock issued					1,318,206
Number of common stock warrants issued					11,153,850	11,153,850